ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2022
ASSET RETIREMENT OBLIGATION
Schedule of asset retirement obligation

	December 31, 2022	December 31, 2021
	$	$
Opening balance	1,009	621
New obligations	46	383
Change in estimate	(120)	—
Accretion expense	17	5
Ending balance	952	1,009